Acquisitions and Disposals - Additional Information (Detail)	Jan. 05, 2024
YCLH Holdings, Inc. [member] | Approval by the Secretary of State of the State of Delaware for the Dissolution of Subsidiary Companies [member]
Disclosure of detailed information about Acquisitions and Disposals [Line Items]
Percentage of ownership of YPF Holdings, Inc. in the subsidiary	100.00%